Convertible Notes Payable (Details Narrative) - USD ($)		12 Months Ended
	Mar. 08, 2023	Dec. 31, 2023
Short-Term Debt [Line Items]
Principal amount	$ 11,200,000
Conversion price determined percentage	92.00%
Floor conversion price	$ 0.55
Decrease floor conversion price	$ 0.20
Yorkville Convertible Debenture [Member]
Short-Term Debt [Line Items]
Conversion of convertible debt		$ 5,000,000
Conversion of shares converted		10,622,119
Yorkville Convertible Debenture [Member]
Short-Term Debt [Line Items]
Principal amount	$ 5,000,000.0
Principal amount received	4,500,000
Debt Instrument original issue discount	$ 500,000
Interest outstanding principal balance accrues percentage	0.00%
Interest outstanding principal balance remains uncured percentage	15.00%